Long-term Debt and Short-term Borrowings (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Long-term Debt and Short-term Borrowings
Other investments and advances, and property, plant and equipment pledged as collateral	¥ 8,945	¥ 9,933
Loans subject to collateral	¥ 3,899	¥ 6,761
Short-term borrowings, weighted-average interest rate	2.80%	2.50%